Cover	Mar. 24, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 24, 2026
Entity File Number	811-05410
Entity Registrant Name	Saba Capital Income & Opportunities Fund
Entity Central Index Key	0000826020
Entity Tax Identification Number	95-6874587
Entity Incorporation, State or Country Code	MA
Entity Address, Address Line One	405 Lexington Avenue
Entity Address, Address Line Two	58th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10174
City Area Code	(212)
Local Phone Number	542-4635
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false